Income taxes - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 8,011	$ 11,740
Intangible assets, net | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits		273
Intangible assets, net | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	47	54
Reserve for expected credit losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits		1,068
Net capital losses carried forward | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	130	141
Non-capital losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	403	650
Non-capital losses | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	7,139	7,266
Share issuance costs | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 292	501
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits		$ 1,787